CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Oct. 31, 2019	Jan. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,427	$ 3,069
Prepaid expenses and other	391	316
Total current assets	1,818	3,385
Property and equipment, net	186	148
Operating lease right-of-use asset, net	1,002
Other	121	121
Total assets	3,127	3,654
Current liabilities:
Accounts payable	687	1,363
Accrued expenses and other	863	934
Total current liabilities	1,550	2,297
Long-term liabilities:
Non-current operating lease liability	826
Other	34	59
Total liabilities	2,410	2,356
Commitments and contingencies (Note 5)
Stockholders’ equity:
Series A convertible preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of October 31, 2019 and January 31, 2019
Common stock, $0.001 par value; 450,000,000 shares authorized; 15,227,891 and 8,732,612 shares issued and outstanding as of October 31, 2019 and January 31, 2019, respectively	15	9
Additional paid-in capital	87,618	79,823
Accumulated deficit	(86,916)	(78,534)
Total stockholders' equity	717	1,298
Total liabilities and stockholders' equity	$ 3,127	$ 3,654